Other assets - Other Assets (Detail) - EUR (€) € in Millions		Dec. 31, 2020	Dec. 31, 2019
Other Assets [Abstract]
Advance payments to Carl Zeiss SMT GmbH, current		€ 265.8	€ 215.2
Prepaid expenses		278.7	372.5
Derivative financial instruments		39.0	34.5
VAT receivable		125.6	89.5
Other assets		92.6	131.1
Other current assets	[1]	801.7	842.8
Advance payments to Carl Zeiss SMT GmbH		668.0	585.3
Prepaid expenses		55.2	0.0
Derivative financial instruments		123.8	103.0
Compensation plan assets		67.0	55.1
Non-current accounts receivable		22.6	67.8
Other assets		14.9	19.2
Other non-current assets	[2]	€ 951.5	€ 830.4

[1]	Other assets - current includes amounts with related parties of €265.8 million and €215.2 million at December 31, 2020 and 2019, respectively.
[2]	Other assets - non-current includes amounts with related parties of €668.0 million and €585.3 million at December 31, 2020 and 2019, respectively.